Schedule of Detailed Company’s Notes Payable (Details) (Parenthetical) - shares		3 Months Ended			6 Months Ended	12 Months Ended
	Jan. 01, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Interest Rate	18.00%
Imputed interest	10.00%				10.00%
Minimum [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Interest Rate	4.00%				4.00%
Interest Rate	5.00%	5.00%			5.00%
Maximum [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Interest Rate	5.00%				5.00%
Interest Rate	6.00%	6.00%			6.00%
Related Party [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Interest Rate							8.00%
Common Stock [Member]
Short-Term Debt [Line Items]
Shares issued		180,289	76,289	40,000	256,578	160,000
Common Stock [Member] | Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Issuance of shares percentage					27.00%	9.99%